RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Disclosure of information about key management personnel

	2021	2020
Salaries and benefits	$3,009	$3,059
Contract completion bonus - interim CEO	—	171
Directors’ fees	692	531
Termination benefits	665	—
Share-based compensation	1,266	1,935
	$5,632	$5,696